Private Placement	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Denali Capital Acquisition Corp [Member]
Class of Warrant or Right [Line Items]
Private Placement
NOTE 4 - PRIVATE PLACEMENT
Simultaneously with the closing of the IPO, the Company consummated a private placement and the Sponsor purchased an aggregate of 510,000 Private Placement Units (including 30,000 Private Placement Units pursuant to the underwriters’ partial exercise of the over-allotment option) at a price of $10.00 per Private Placement Unit, generating gross proceeds to the Company of $5,100,000. Each whole Private Placement Unit consists of one Class A ordinary share (“Private Placement Shares”) and one warrant (“Private Placement Warrants”). Each Private Placement Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment. Certain of the proceeds from the sale of the Private Placement Units were added to the net proceeds from the IPO held in the Trust Account.
If the Company does not complete a Business Combination by September 11, 2025 (or as may be extended by a shareholder vote to further extend the time to consummate a business combination, as applicable)(refer to Note 1), the proceeds from the sale of the Private Placement Units held in the Trust Account will be used to fund the redemption of the Company’s Class A ordinary shares (subject to the requirements of applicable law) and the

Private Placement Units and all underlying securities will expire worthless. The Private Placement Units will not be transferable, assignable, or saleable until 30 days after the completion of an initial B usin
ess Combination, subject to certain exceptions.

NOTE 4 – PRIVATE PLACEMENT
Simultaneously with the closing of the IPO, the Company consummated a private placement and the Sp onso
r purchased an aggregate of 510,000 Private Placement Units (including 30,000 Private Placement Units pursuant to the underwriters’ partial exercise of the over-allotment option) at a price of $10.00 per Private Placement Unit, generating gross proceeds to the Company of $5,100,000. Each whole Private Placement Unit consists of one Class A ordinary share (“Private Placement Shares”) and one warrant (“Private Placement Warrants”). Each Private Placement Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment. Certain of the proceeds from the sale of the Private Placement Units were added to the net proceeds from the IPO held in the Trust Account.
If the Company does not complete a Business Combination by April 11, 2025 (or as may be extended by a shareholder vote to further extend the time to consummate a business combination, as applicable) (refer to Note 1), the proceeds from the sale of the Private Placement Units held in the Trust Account will be used to fund the redemption of the Company’s Class A ordinary shares (subject to the requirements of applicable law) and the Private Placement Units and all underlying securities will expire worthless. The Private Placement Units will not be transferable, assignable, or saleable until 30 days after the completion of an initial Business Combination, subject to certain exceptions.